As filed with the Securities and             1933 Act Registration No. 333-59221
Exchange Commission on April 30, 2003        1940 Act Registration No. 811-08885
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [_]
               Pre-Effective Amendment No.                             [_]
                                           --
               Post-Effective Amendment No. 7                          [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
               Amendment No. 8                                         [X]


                        (Check appropriate box or boxes)

                                   ----------

                               HEWITT SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

            100 Half Day Road, Lincolnshire, IL           60069
         (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code: (847) 295-5000


                               Peter E. Ross, Esq.
                              Hewitt Associates LLC
                                100 Half Day Road
                          Lincolnshire, Illinois 60069
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Alan Goldberg, Esq.
                             Bell, Boyd & Lloyd LLC
                           Three First National Plaza
                       70 West Madison Street, Suite 3300
                             Chicago, Illinois 60602

                     (Name and Address of Agent for Process)

 Approximate Date of Proposed Public Offering: As soon as practicable after the
                  Post Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)
     [X]  on May 1, 2003 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hewitt Money Market Fund
Hewitt Institutional Money Market Fund
Series of Hewitt Series Trust

--------------------------------------------------------------------------------

Prospectus

May 1, 2003


--------------------------------------------------------------------------------


Hewitt Money Market Fund ("Money Market Fund") and Hewitt Institutional Money Market Fund ("Institutional Fund") (individually, a "Fund" and collectively, the "Funds") are series of Hewitt Series Trust (the "Trust"), a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each Fund is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities. Unlike the Money Market Fund and most other money market funds, the Institutional Fund does not seek to maintain a stable net asset value of $1.00 per share.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                          Page
                  --------------------------------------------
                  About the Funds........................  1
                  --------------------------------------------
                  Fund Performance.......................  2
                  --------------------------------------------
                  Investor Expenses......................  4
                  --------------------------------------------
                  Investment Objective and Policies......  5
                  --------------------------------------------
                  Management Arrangements................  7
                  --------------------------------------------
                  How to Buy Shares......................  8
                  --------------------------------------------
                  How to Redeem Shares...................  10
                  --------------------------------------------
                  Net Asset Value........................  11
                  --------------------------------------------
                  Dividends and Distributions............  12
                  --------------------------------------------
                  Taxes..................................  12
                  --------------------------------------------
                  Distribution and Servicing Arrangements  13
                  --------------------------------------------
                  Financial Highlights...................  15
                  --------------------------------------------
                  Additional Information.................  17
                  --------------------------------------------

                                ABOUT THE FUNDS


  Investment Goals. The investment objective of the Money Market Fund and the Institutional Fund is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.



  Principal Investment Strategies. Each Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"), which is a series of the Master Investment Portfolio ("MIP"). Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Portfolio. The Portfolio has the same investment objective and substantially the same investment policies as the Funds. The Portfolio is a diversified portfolio that invests in the following types of money market instruments:


  .   Government Obligations

  .   Bank Obligations

  .   Commercial Paper and Short-Term Corporate Debt Instruments

  .   Repurchase Agreements

  .   Letters of Credit

  .   Floating- and Variable-Rate Obligations


  Principal Risks. Because the Portfolio invests in debt securities, a decline in short-term interest rates will reduce the overall yields of the Funds and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Although the Portfolio invests only in high quality obligations, if an issuer fails to pay interest or to repay principal, the return on an investment in a Fund would be adversely affected and the net asset value of the Fund's shares could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.



  An investment in a Fund is not a deposit account of BGFA or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money on your investment in the Fund. It is also possible to lose money on an investment in the Institutional Fund.



  The Money Market Fund is designed for use as an investment option by investors who seek income and stability of capital. The Institutional Fund is designed for use by employee benefit plans that seek income and stability of capital.

                               FUND PERFORMANCE


  The return information provided below illustrates how the performance of the Institutional Fund (previously known as the Institutional Shares of Hewitt Money Market Fund) and the Money Market Fund can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that a Fund's past performance does not represent how it will perform in the future.


                    HEWITT INSTITUTIONAL MONEY MARKET FUND

                          CALENDAR YEAR TOTAL RETURNS


                                    [CHART]

1999   2000   2001   2002
-----  -----  -----  -----
4.96%  6.12%  3.93%  1.51%


                     BEST AND WORST QUARTERLY PERFORMANCE
                        (During the Period Shown Above)


                    Best Quarter Return Worst Quarter Return
                    ------------------- --------------------
                    1.58% (3rd Q 2000)   0.33% (4th Q 2002)



                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02



                    1-Year 3-Year Since Inception (10/1/98)
                    ------ ------ -------------------------
                    1.51%   3.83%           4.16%



  To obtain current 7-day yield information for the Institutional Fund, call 1-800-890-3200.

                           HEWITT MONEY MARKET FUND

                          CALENDAR YEAR TOTAL RETURNS


                                    [CHART]

2001   2002
-----  -----
3.36%  0.98%


                     BEST AND WORST QUARTERLY PERFORMANCE
                        (During the Period Shown Above)


                    Best Quarter Return Worst Quarter Return
                    ------------------- --------------------
                    1.26% (1st Q 2001)   0.20% (4th Q 2002)



                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02



                       1-Year Since Inception (12/4/2000)
                       ------ ---------------------------
                       0.98%             2.32%



  To obtain current 7-day yield information for the Money Market Fund, call 1-800-890-3200.

                               INVESTOR EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold shares of either Fund.


                                                                               Hewitt
                                                                  Hewitt    Institutional
                                                               Money Market Money Market
                                                                   Fund         Fund
                                                               ------------ -------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) Imposed on Purchases..............     None          None
Maximum Deferred Sales Charge (Load)..........................     None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...     None          None
Redemption Fee................................................     None          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (as a percentage of average net assets)(1)
Management Fees(2)............................................     0.10%         0.10%
Distribution (12b-1) Fees.....................................     0.25%         None
Other Expenses................................................     0.99%(3)      0.49%(4)
Total Annual Fund Operating Expenses (before reimbursement)...     1.34%         0.59%
Reimbursement of Fund Expenses(5).............................    (0.39)%       (0.14)%
Total Annual Fund Operating Expenses (after reimbursement)....     0.95%         0.45%

  -----------

 (1) The fees and expenses described in this Table and the Examples below reflect the fees and expenses of each Fund and of the Portfolio in which both Funds currently invest. The Institutional Fund was formerly known as the Institutional Shares of Hewitt Money Market Fund.


 (2) Includes investment advisory fee and ordinary operating expenses of the Portfolio in which each Fund currently invests.


 (3) "Other Expenses" includes a shareholder servicing fee of 0.25% and an administrative services fee of 0.30%.


 (4) "Other Expenses" includes a shareholder servicing fee of 0.20% and an administrative services fee of 0.10%.


 (5) Hewitt Associates LLC ("Hewitt"), the Funds' administrator, has contractually agreed to waive fees and to absorb the ordinary operating expenses of each Fund, excluding interest, brokerage commissions and extraordinary expenses, which exceed the aggregate per annum rate of (A) with respect to the Money Market Fund, 0.95% of the Money Market Fund's average daily net assets and (B) with respect to the Institutional Fund, 0.45% of the Institutional Fund's average daily net assets. Each Fund has agreed to repay Hewitt in the amount of the fees waived and the Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. As a result, the actual total annual operating expenses for the Money Market Fund would be 0.95% and the actual total annual operating expenses for the Institutional Fund would be 0.45%. The arrangement will remain in effect unless and until the Board of Trustees of the Trust approves its modification or termination. For the Examples below, it is assumed that this contract will remain in effect for the period indicated.

  The following Examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


  The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                       1     3     5    10
                   Example            Year Years Years Years
                   -------            ---- ----- ----- ------
                   Money Market Fund  $97  $303  $525  $1,166
                   Institutional Fund $46  $144  $252  $  567


                       INVESTMENT OBJECTIVE AND POLICIES


  Investment Objective. The Money Market Fund and the Institutional Fund each seek to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.



  Investment Policies. The Funds pursue their investment objectives by investing all of their investable assets in the Portfolio. The Portfolio is a series of MIP, which is an investment company, and has the same investment objective and substantially the same investment policies as the Funds. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations.



  Securities purchased by the Portfolio must be determined by BGFA to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of MIP. Investments purchased by the Portfolio will at the time of purchase be rated as high quality by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). However, the Portfolio may purchase an unrated investment if it is determined by BGFA to be of comparable quality to an investment rated as high quality, in accordance with procedures established by the Board of Trustees of MIP. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required rating. BGFA will consider any such event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.


  Types of Investments. Subject to applicable investment policies and restrictions, BGFA purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

   U.S. Government Obligations--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

   There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

   Bank Obligations--These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits of U.S. banks, foreign banks, foreign branches of U.S. banks, and U.S. branches of foreign banks. The Portfolio may invest 25% or more of its total assets in obligations of banks to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate their investments in such obligations.

   Fixed time deposits are bank obligations that are payable at stated maturity dates and bear fixed rates of interest. They generally may be withdrawn on demand but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. The Portfolio will not invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if as a result more than 10% of the value of its net assets would be invested in illiquid securities.

   Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations. Liquidity could be impaired because of political and economic developments and the obligations may be less marketable than comparable obligations of U.S. banks. A foreign jurisdiction might impose withholding taxes on interest income payable on those obligations and there is a risk that foreign deposits may be seized or nationalized. Foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency.

   Commercial Paper and Short-Term Corporate Debt Instruments--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

   Corporate debt securities include non-convertible bonds and debentures that have not more than thirteen months remaining to maturity at the time of their purchase by the Portfolio.

   Repurchase Agreements--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. The Portfolio may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

   Letters of Credit--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, be of investment quality comparable to other permitted investments.

   Floating-Rate and Variable-Rate Obligations--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments.


   Investment Company Securities--The Portfolio may invest in shares of other open-end investment companies including investment companies that are affiliated with the Portfolio or BGFA that invest exclusively in high-quality short-term securities to the extent permitted under the Investment Company Act of 1940 (the "Investment Company Act").



  Investment Restrictions. The Funds and the Portfolio are subject to various additional restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on concentration of investments described above and the investment objective of the Funds and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the applicable Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act.


                            MANAGEMENT ARRANGEMENTS


  Board of Trustees. The business and affairs of the Funds are managed under the direction and supervision of the Board of Trustees of the Trust.



  The Portfolio's Adviser. BGFA serves as the investment adviser of the Portfolio. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2002, BGFA and its affiliates provided investment advisory services to accounts with assets of approximately $746 billion. The Portfolio pays BGFA a monthly fee which is computed at the annual rate of 0.10% of the Portfolio's average daily net assets. In consideration of this fee, BGFA provides investment advice and is obligated to bear all of the ordinary operating expenses of the Portfolio.


  BGFA manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of BGFA is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.


  Neither the Money Market Fund nor the Institutional Fund has an investment adviser and neither Fund pays an investment advisory fee except for the advisory fee it bears indirectly as an investor in the Portfolio.



  Administrator of the Funds. Hewitt, which is located at 100 Half Day Road, Lincolnshire, Illinois 60069, provides administration services to the Funds. Services provided in that capacity include, but are not limited to: managing the daily operations and business affairs of the Funds, subject to the supervision of the Board of Trustees of the Trust; overseeing the preparation and maintenance of all documents and records required to be maintained by the Funds; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports;

providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material with respect to the Funds for meetings of the Board of Trustees of the Trust and meetings of shareholders of the Funds. For these services, the Trust pays Hewitt a quarterly fee calculated at the annual rate of 0.30% of the Money Market Fund's average daily net assets and 0.10% of the Institutional Fund's average daily net assets.


                               HOW TO BUY SHARES

  The Money Market Fund. Shares of the Money Market Fund are available for purchase by individuals and other investors through Hewitt Financial Services LLC, which serves as distributor of the Fund's shares (the "Distributor"), or through securities dealers and other financial intermediaries which have entered into dealer agreements with the Distributor. No sales commissions or other charges are imposed by the Money Market Fund when shares are purchased or redeemed. However, shares bear certain distribution related expenses. See "Distribution and Servicing Arrangements."

  You should contact your financial intermediary or the Distributor to purchase shares of the Money Market Fund or call 1-800-890-3200. If you are not purchasing shares through a financial intermediary, you will need to submit a completed Account Application before purchasing shares.

  For additional information on purchasing shares or to request an Account Application, please call 1-800-890-3200.


  The Institutional Fund. Shares of the Institutional Fund are offered for sale exclusively to employee benefit plans which are recordkeeping clients of Hewitt. Employee benefit plans may include 401(k) plans and plans qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended, health and welfare plans and executive deferred compensation plans. Participants in any employee benefit plan that makes shares of the Institutional Fund available as an investment option to participants should contact their plan administrator if they wish to purchase shares of the Institutional Fund for their plan accounts. The plan administrator will provide information regarding the procedures to be followed to purchase shares. No sales commissions or other charges are imposed by the Fund when shares are purchased or redeemed.



  For employee benefit plans seeking additional information on purchasing shares of the Institutional Fund, please call Hewitt at 1-800-890-3200. The appropriate plan fiduciary must submit a completed Account Application before the plan or its participants may purchase shares of the Fund.


  Minimum Initial and Subsequent Investment Amounts. Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Money Market Fund. However, if shares of the Money Market Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder's account has an aggregate value of less than $5,000. Before the Money Market Fund effects a mandatory redemption of shares, you will be notified and given 60 days to increase the amount of your investment in the Fund.

  No minimum initial or subsequent investment requirements apply to the purchase of shares of the Institutional Fund.

  Shareholder Accounts. The Funds do not issue certificates for shares. Instead, an account is maintained for each shareholder by Investors Bank & Trust Company, the transfer agent for the Funds (the "Transfer Agent"), or by the Distributor as shareholder servicing agent for the Money Market Fund. Your account will reflect the full and fractional shares that you own. Shareholders are sent confirmations of each transaction in shares and monthly statements showing account balances.



  General Information. Shares of the Funds may be purchased on any Business Day. A Business Day is any day that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. All purchases of shares are effected at the net asset value per share of the applicable Fund next determined after (i) an order with the necessary information is received by Hewitt (in the case of the Institutional Fund) or by the Distributor or your financial intermediary (in the case of the Money Market Fund) and (ii) federal funds are received by the custodian for the Funds. Purchase orders received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Orders received after the close of regular trading on the NYSE are effected at the net asset value per share determined on the next Business Day.


  Purchase by Federal Funds Wire. The Funds do not impose any transaction charges; however, wire charges may be imposed by the bank which transmits the wire. Shares of the Money Market Fund may be purchased by wiring federal funds to your financial intermediary. Please contact your financial intermediary for the wiring instructions. The Institutional Fund shares may be purchased by wiring federal funds to the Transfer Agent. Purchase payments of Institutional Shares should be wired to:

                        Investors Bank & Trust Company
                             Boston, Massachusetts
                             Attn: Transfer Agent
                             ABA number: 011001438
                            DDA number: 00000011230
          For further credit to: account name, fund and account info


  Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

                             HOW TO REDEEM SHARES

  You may redeem all or a portion of your shares of a Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request with the required information as described below.

  The Money Market Fund. Requests to redeem shares of the Money Market Fund may be made in writing or by telephone as described below. Redemption proceeds for shares will be paid by check or, if you request, by federal funds wire (minimum wire amount $50,000) to a pre-designated bank account.

  You may designate a bank account to receive redemption payments on your Account Application for the Money Market Fund. You may change this designation at any time by providing written instructions to the Distributor. These instructions must be signed by each person shown on the account registration as an owner of the account, and the signatures must be guaranteed by an eligible guarantor institution as described under "Written Redemption Requests" below. Signature guarantees may also be required for you to change your address on the Money Market Fund's records.

  Telephone Redemption Procedures (the Money Market Fund Only). You may redeem shares of the Money Market Fund through your financial intermediary or by calling the Distributor at 1-800-890-3200. If you call the Distributor, you will be asked to provide the account name and number and the amount of the redemption. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). A telephone redemption request may be made only if the telephone redemption procedure has been selected on the Account Application or if written instructions authorizing telephone redemption have been filed with the Distributor.

  The Distributor uses certain reasonable procedures to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Money Market Fund, the Distributor and the Transfer Agent will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

  During periods of severe market or economic conditions, it may be difficult to contact the Distributor by telephone. In that event, you should either place your redemption request through your financial intermediary or follow the procedures described below for written redemption requests, but send the request by overnight delivery service to your financial intermediary or to the Distributor.

  Written Redemption Requests (the Money Market Fund Only). You may redeem shares of the Money Market Fund by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account registration as an owner of the account. The signature of each person signing the request must be guaranteed by an eligible guarantor institution if the redemption is $5,000 or more. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions and savings associations. The Money Market Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). Written redemption requests should be sent to your financial intermediary or to the Distributor.

  For additional information on redeeming shares of the Money Market Fund, please call 1-800-890-3200.


  The Institutional Fund. Participants in any employee benefit plan that allows participants to direct the investment of their plan accounts in the Institutional Fund should contact their plan administrator for information and instructions on redeeming shares of the Institutional Fund. Requests by employee benefit plans to redeem shares may be transmitted to Hewitt, as shareholder servicing agent, in accordance with procedures established by the plans with Hewitt. Redemption proceeds will be paid by federal funds wire to a bank account designated by the plan.


  For additional information on redeeming shares of the Institutional Fund, please call 1-800-890-3200 or your benefit plan administrator.


  General Information. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request with the required information by the Distributor or its agent (in the case of the Money Market
Fund) or Hewitt (in the case of the Institutional Fund). Requests received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Requests received after the close of regular trading on the NYSE are effected at the net asset value per share of the applicable Fund determined on the next Business Day. Redemption proceeds are usually mailed or wired on the Business Day following the day a redemption is effected. In unusual circumstances, a Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.


  The Funds may pay redemption proceeds by distributing in-kind securities held by the Portfolio, but will do so only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Funds. A shareholder who redeems during any 90 day period shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund will not be subject to this procedure.

                                NET ASSET VALUE

  The net asset value per share of each Fund is computed on each Business Day. Net asset value per share is determined as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). However, on any day the trading markets for both U.S. Government securities and money market instruments close early, net asset value will be computed as of the earlier closing time.

  The net asset value per share of each Fund's shares is separately calculated by dividing the value of the Fund's total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Funds currently invest in the Portfolio, their assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

  In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. BGFA monitors the deviation between the net asset value of the Portfolio determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost. If it is determined that the use of amortized cost valuation will result in material dilution or other unfair results, the assets of the Portfolio may be valued based upon market quotations.

  The use of amortized cost valuation by the Portfolio, together with the Money Market Fund's policy of declaring daily dividends, is designed to permit the Money Market Fund to maintain a net asset value per share of $1.00. However, the Money Market Fund does not guarantee that a constant net asset value of $1.00 per share can be maintained. Unlike the Money Market Fund and most other money market funds, the Institutional Fund does not seek to maintain a stable net asset value per share. Its net asset value per share can be expected generally to increase during the course of each month to the extent that it declares dividends at the end of each month, rather than daily.

                          DIVIDENDS AND DISTRIBUTIONS


  Each Fund pays dividends from its net investment income (after deduction of expenses) and any realized short-term capital gains. In the case of the Money Market Fund, these dividends are declared daily and paid monthly. The Institutional Fund declares and pays dividends monthly. Distributions of net realized long-term capital gains, if any, are declared and paid annually by each Fund at the end of its fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the applicable Fund at the net asset value per share in effect on the payment date, unless otherwise requested. Shareholders of the Money Market Fund may request that dividends and other distributions be paid by check by sending a written request to the Distributor. Shareholders of the Institutional Fund should send their requests to Hewitt. Any requests by shareholders of a Fund to change their dividend reinvestment election must be received at least five Business Days prior to a payment date in order to be effective on that date.


  Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased and are entitled to receive any dividends declared through the day before they are redeemed.

  In order to satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended, the Funds may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year.

                                     TAXES

  Taxation of the Funds. Each Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.


  Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares of a Fund, will be taxable as ordinary income. Although the Funds do not expect to distribute any long-term capital gains, shareholders of a Fund will also be subject to tax on any capital gains distributions they receive. Since the Funds do not expect to earn dividend income, the dividends and other distributions each Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, each Fund sends its shareholders a statement showing the tax status of distributions for the past calendar year.


  The redemption of shares of a Fund is a taxable event and may result in a gain (or loss) for federal income tax purposes, depending on the amount you receive and the cost of your shares.


  The Funds are required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. For amounts paid during 2003, the backup withholding rate is 30%. Investors are asked to certify in their Account Applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.



  State and Local Taxes. Dividends and other distributions paid by a Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Funds do not directly receive interest on U.S. Government securities held by a Fund or the Portfolio, certain states and localities may allow the character of the Funds' income to pass through to shareholders. If so, the portion of dividends paid by a Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Portfolio may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.



  The discussion set forth above regarding federal and state income taxation is included for general information only. Prospective investors should consult their own tax advisers concerning the federal and state tax consequences of an investment in a Fund.


                    DISTRIBUTION AND SERVICING ARRANGEMENTS


  Distributor. The Distributor, a broker-dealer affiliated with Hewitt, serves as the distributor of each Fund's shares. The Distributor is located at 100 Half Day Road, Lincolnshire, IL 60069.


  Shareholder Servicing Arrangements for the Money Market Fund. The Money Market Fund has retained the Distributor to serve as shareholder servicing agent. In such capacity, the Distributor is responsible for maintaining records showing the number of shares of the Money Market Fund owned by investors who have purchased shares through the Distributor. As shareholder servicing agent, the Distributor is also responsible for sending shareholder communications relating to the Money Market Fund to shareholders or to arrange for these materials to be sent. For these services, the Money Market Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets. The Money Market Fund also reimburses the Distributor for certain out-of-pocket expenses incurred in providing shareholder services.

  Shareholder Servicing Arrangements for the Institutional Fund. The Institutional Fund has retained Hewitt to serve as its shareholder servicing agent. In such capacity, Hewitt is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares of the Institutional Fund and for maintaining records showing the number of shares allocable to individual participant accounts in those plans. In addition, as shareholder servicing agent, Hewitt sends all shareholder communications relating to the Institutional Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Institutional Fund pays Hewitt a monthly fee calculated at the annual rate of 0.20% of the average daily net assets of the Fund.


  Distribution Fee (the Money Market Fund Only). The Money Market Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay expenses relating to the distribution of its shares. Under the plan, the Money Market Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the Fund's average daily net assets, as compensation for services rendered in connection with the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


  The Distributor may pay all or a portion of this fee to securities dealers and other financial intermediaries that provide on-going shareholder services to their customers who own shares of the Money Market Fund. In addition, the Distributor may make additional payments to those organizations to compensate them for Fund-related services they provide.

                             FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Funds' financial performance for the periods of the Funds' operations. Certain information reflects financial results for a single Fund share with respect to each Fund. Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information in this table for the year ended December 31, 2002 has been audited by PricewaterhouseCoopers LLP, independent auditors. The information for all earlier periods in the table has been audited by another independent auditor. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, are included in the annual report to shareholders which is available upon request without charge. The information in this table should be read in conjunction with the financial statements and related notes contained in the annual report to shareholders of the Funds. Information is not included for periods subsequent to the date of this Prospectus.


                    Hewitt Institutional Money Market Fund


                                                   Year       Year      Year       Period        Period
                                                  Ended      Ended     Ended       Ended       Ended Feb.
                                                 Dec. 31,   Dec. 31,  Dec. 31,    Dec. 31,        28,
                                                   2002       2001    2000(e)    1999(a)(e)    1999(b)(e)
                                                --------    --------  --------  ----------    ----------
Net Asset Value, Beginning of Period........... $ 100.70    $ 100.68  $ 100.52   $ 100.30      $ 100.00
Income from investment operations:
   Net investment income.......................     1.49        3.86      5.73       3.90          1.97
   Net realized and unrealized gain on
     investments...............................     0.00(f)     0.02      0.13       0.22           --
                                                --------    --------  --------   --------      --------
Total from investment operations...............     1.49        3.88      5.86       4.12          1.97
Less distributions from:
   Net investment income.......................    (1.50)      (3.86)    (5.70)     (3.90)        (1.67)
Total Distributions:...........................    (1.50)      (3.86)    (5.70)     (3.90)        (1.67)
Net Asset Value, end of period................. $ 100.69    $ 100.70  $ 100.68   $ 100.52      $ 100.30
                                                ========    ========  ========   ========      ========
Total Return...................................     1.51%       3.93%     6.12%      4.18%(c)      1.98%(c)
Ratios/Supplemental data:
   Net assets, end of period (000s)............ $114,192    $109,285  $103,656   $ 43,068      $ 10,949
   Ratio of expenses to average net
     assets(1).................................     0.45%       0.45%     0.45%      0.44%(d)      0.45%(d)
   Ratio of net investment income to average
     net assets(2).............................     1.48%       3.82%     6.05%      5.03%(d)      4.86%(d)
-------------
(1) Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses...................................     0.59%       0.60%     0.59%      0.72%(d)      1.62%(d)
(2) Ratio of net investment income (loss) to
    average net assets prior to waived fees
    and reimbursed expenses....................     1.34%       3.67%     5.91%      4.75%(d)      3.69%(d)


(a) For ten months ended December 31, 1999. The Institutional Fund changed its fiscal year from February 28 to December 31.

(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.

(c) Not Annualized.


(d) Annualized.

(e) The Institutional Class Shares through December 4, 2000.

(f) Rounds to less than $0.01

                           Hewitt Money Market Fund


                                                                                          Period From
                                                                                        Dec. 4, 2000(a)
                                                             Year Ended    Year Ended     to Dec. 31,
                                                            Dec. 31, 2002 Dec. 31, 2001      2000
                                                            ------------- ------------- ---------------
Net Asset Value, Beginning of Period.......................    $  1.00       $  1.00        $  1.00
Income from Investment Operations:
   Net investment income...................................       0.01          0.03           0.00(b)
Total from investment operations...........................       0.01          0.03           0.00
                                                               -------       -------        -------
Less Distributions from:
   Net investment income...................................      (0.01)        (0.03)         (0.00)(b)
Total Distributions........................................      (0.01)        (0.03)         (0.00)
Net Asset Value, End of Period.............................    $  1.00       $  1.00        $  1.00
                                                               =======       =======        =======
Total Return...............................................       0.98%         3.36%          0.47%(c)
Ratios/Supplemental data:
   Net assets, end of period (000s)........................    $77,505       $66,254        $57,865
   Ratio of expenses to average net assets(1)..............       0.95%         0.95%          0.95%(d)
   Ratio of net investment income to average net
     assets(2).............................................       0.98%         3.31%          5.77%(d)
-------------
(1) Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses...........................       1.34%         1.36%          1.54%(d)
(2) Ratio of net investment income (loss) to average net
    assets prior to waived fees and reimbursed expenses....       0.59%         2.90%          5.18%(d)


(a) Commencement of operations.


(b) Rounds to less than $0.01.


(c) Not annualized.


(d) Annualized.

                            ADDITIONAL INFORMATION


  Organization. The Trust is a Delaware business trust that was organized on July 7, 1998. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has two series of its shares outstanding. One of these series represents interests in the Money Market Fund and the other series represents interests in the Institutional Fund. The Money Market Fund was organized on August 23, 2000 and commenced operations on December 4, 2000. The Institutional Fund (which previously was known as the Institutional Shares of the Hewitt Money Market
Fund) was the initial series of the Trust and commenced operations on October 1, 1998.



  Information Concerning Investment Structure. The Funds do not invest directly in securities. Instead, each Fund invests all of its investable assets in the Portfolio. The Board of Trustees of the Trust believes that the per share expenses of each Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that a Fund would incur if its assets were invested directly in securities and other investments.


  A Fund may withdraw its assets from the Portfolio at any time and will do so if the Board of Trustees of the Trust believes it to be in the best interest of a Fund's shareholders. If a Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus (which in the case of the Institutional Fund will require the retention of an investment adviser and the approval of an investment advisory agreement by the Board of Trustees and that Fund's shareholders) or will invest in another pooled investment vehicle that has the same investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, a Fund could receive securities and other investments from the Portfolio instead of cash. This could cause a Fund to incur certain expenses.

  This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


                                 ADMINISTRATOR


                             Hewitt Associates LLC
                               100 Half Day Road
                         Lincolnshire, Illinois 60069

                                  DISTRIBUTOR

                         Hewitt Financial Services LLC
                               100 Half Day Road
                         Lincolnshire, Illinois 60069

                                TRANSFER AGENT

                        Investors Bank & Trust Company
                        200 Clarendon Street 16th Floor
                          Boston, Massachusetts 02116

                                   CUSTODIAN

                        Investors Bank & Trust Company
                        200 Clarendon Street 16th Floor
                          Boston, Massachusetts 02116

                             INDEPENDENT AUDITORS

                          PricewaterhouseCoopers LLP
                               333 Market Street
                        San Francisco, California 94105

                                 LEGAL COUNSEL

                            Bell, Boyd & Lloyd LLC
                          Three First National Plaza
                      70 West Madison Street, Suite 3300
                            Chicago, Illinois 60602

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


This Prospectus sets forth concisely the information about the Funds and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated May 1, 2003 which is incorporated herein by reference. The SAI for the Money Market Fund is available without charge by writing to the Distributor or by calling 1-800-890-3200. The SAI for the Institutional Fund is available without charge by writing to Hewitt or by calling 1-800-890-3200. Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds is also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at the following e-mail address: publicinfo@sec.gov.

The Funds send annual and semi-annual reports to their shareholders. These reports contain information regarding the investments of the Portfolio and the investment performance of the Funds and are available without charge from the Distributor (for the Money Market Fund) and Hewitt (for the Institutional
Fund). If you have questions regarding the Funds, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive a Fund's most recent annual or semi-annual reports, please call 1-800-890-3200.


SEC File No. 811-8885




                                    Hewitt
                                 Money Market
                                     Fund

                             Hewitt Institutional
                                 Money Market
                                     Fund


                                  PROSPECTUS
                                  MAY 1, 2003
                                    [GRAPHIC]


                                   Blue Trees

                               HEWITT SERIES TRUST

                            Hewitt Money Market Fund

                     Hewitt Institutional Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

                                   ----------

     Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (the "Institutional Fund") (individually, a "Fund" and collectively, the "Funds") are series of Hewitt Series Trust (the "Trust"), a diversified, open-end management investment company. Each Fund invests all of its assets into the Money Market Master Portfolio (the "Portfolio"), a series of Master Investment Portfolio ("MIP"). This Statement of Additional Information ("SAI") contains information about the Funds which supplements the information contained in the Funds' Prospectus. The investment objective and policies of the Funds are described in the Prospectus.

     The Funds' and the Portfolio's audited financial statements appearing in the Annual Report to the shareholders of those funds, dated December 31, 2002, and the independent auditor's report thereon are incorporated by reference in this SAI.

     This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus, dated May 1, 2003. A copy of the Prospectus and the Annual Reports of the Funds which contain the referenced statements may be obtained without charge by writing Hewitt Financial Services LLC at 100 Half Day Road, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INTRODUCTION..................................................................1

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND PRACTICES.............................................3

MANAGEMENT...................................................................10

DISTRIBUTION ARRANGEMENTS....................................................16

EXPENSES.....................................................................17

DETERMINATION OF NET ASSET VALUE.............................................20

PURCHASE AND REDEMPTION OF SHARES............................................21

PORTFOLIO TRANSACTIONS.......................................................23

TAXES........................................................................25

PERFORMANCE INFORMATION......................................................26

ADDITIONAL INFORMATION.......................................................28

SAI APPENDIX ................................................................33

                                  INTRODUCTION

     The Trust is registered under the Investment Company Act of 1940 (the "Investment Company Act") as a diversified, open-end management investment company. The Funds pursue their investment objective by investing all of their investable assets in the Portfolio. The Portfolio is a series of MIP and has the same investment objective and substantially the same investment restrictions as the Funds. MIP, like the Trust, is registered under the Investment Company Act as an open-end management investment company.

                             INVESTMENT RESTRICTIONS

     Fundamental Investment Restrictions. The Funds and the Portfolio are subject to certain investment restrictions which are fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund or the Portfolio, as defined by the Investment Company Act. A "majority of the outstanding voting securities" of a Fund or of the Portfolio means the lesser of (i) 67% of the shares of that Fund or of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of that Fund or the Portfolio.


     Under these fundamental restrictions, none of the Funds nor the Portfolio may:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's or the Portfolio's investments in that industry would equal or exceed 25% of the current value of such Fund's or the Portfolio's total assets, provided that this restriction does not limit a Fund's or the Portfolio's (i) investments in securities of other investment companies; (ii) investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that each Fund and the Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff);

     (2) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


     (3) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction; (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options; and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;


     (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's or the Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by a Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as a Fund shall not constitute an underwriting for purposes of this paragraph;


     (5) borrow money or issue senior securities, except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder;


     (6) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's or the Portfolio's total assets, more than 5% of the value of a Fund's or the Portfolio's total assets would be invested in the securities of such issuer or a Fund's or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's or the Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in other investment companies; or


     (7) make loans to other parties except to the extent permitted under the Investment Company Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.


     Additional Investment Restrictions. The Money Market Fund and the Portfolio are also subject to the following additional investment restrictions which are non-fundamental policies. With respect to the Money Market Fund and the Portfolio, they can be changed by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be. With respect to the Institutional Fund, they cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined above) of the Institutional Fund.

     (1) The Funds and the Portfolio may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that a Fund and the Portfolio may purchase securities with put rights in order to maintain liquidity.

     (2) The Funds and the Portfolio may not purchase interests, leases or limited partnership interests in oil, gas, or other mineral exploration or development programs.

     (3) The Funds and the Portfolio may not make investments for the purpose of exercising control or management; provided that a Fund and the Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as a Fund or the Portfolio.

     (4) The Funds and the Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures, and options on futures) or make short sales of securities.

     Non-Fundamental Investment Restrictions. The Funds and the Portfolio are also subject to the following additional investment restrictions which are non-fundamental policies. These restrictions may be changed by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be.

     (1) The Funds and the Portfolio may each invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the Investment Company Act. Under the Investment Company Act, the Fund's and the Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's or the Fund's net assets with respect to any one investment company, and (iii) 10% of the Portfolio's or the Fund's net assets in the aggregate. Other investment companies in which the Portfolio or the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio and the Fund.


     (2) The Funds and the Portfolio may not invest more than 10% of the current value of their respective net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

     (3) The Portfolio and the Funds may each lend securities from their portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one third of their respective total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolio or the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     General. Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this SAI, as well as those set forth in the Funds' Prospectus, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Funds.

                        INVESTMENT POLICIES AND PRACTICES

     General. The following information supplements the description of the investment policies and practices of the Portfolio as described in the Funds' Prospectus.

     Each Fund pursues its investment objective by investing all of its investable assets in the Portfolio. A Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of such Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

     The assets of the Portfolio consist only of obligations maturing within thirteen months from the date of acquisition, as determined in accordance with applicable rules of the regulations of the Securities and Exchange Commission (the "SEC"), and the dollar-weighted average maturity of the investments of the Portfolio may not exceed 90 days. The securities in which the Portfolio may invest will not yield as high a level of current income as could be achieved by investing in securities having longer maturities, less liquidity and less safety. There can be no assurance that the investment objective of the Portfolio or the Funds, as described in the Prospectus, will be achieved.


     Asset-Backed Securities. The Portfolio may purchase asset-backed securities, including asset-backed commercial paper, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the Investment Company Act.


     Treasury, Government and Agency Securities. The Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Portfolio may include variable and floating rate securities.

     Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

     Investments in obligations of foreign banks involve various risks that are not generally associated with investments in the obligations of domestic banks.


     Unrated Investments and Changes in Ratings. The Portfolio may purchase securities that are not rated if, in the opinion of Barclays Global Fund Advisors (the "Portfolio Adviser" or "BGFA"), the investment adviser of the Portfolio, such obligations are of a quality comparable to that of the rated investments in which the Portfolio may invest, if they are purchased in accordance with procedures adopted by MIP's Board of Trustees and in accordance with Rule 2a-

7 under the Investment Company Act. These procedures require approval or ratification by MIP's Board of Trustees of the purchase of unrated securities.

     After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds and the Portfolio. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, MIP's Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, MIP's Board of Trustees finds that the sale of such security would not be in the Portfolio's shareholders' best interest. To the extent the ratings given by Moody's Investors Service ("Moody's") or Standard & Poors ("S&P") may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.


     The ratings categories used by Moody's and S&P are more fully described in the Appendix to this SAI.

     Pass-Through Obligations. Certain of the debt obligations in which the Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.


     Loans of Portfolio Securities. The Portfolio may lend its securities to brokers, dealers and financial institutions, provided the loan is secured continuously by collateral consisting of cash, Government Securities or a letter of credit. This collateral is marked to market daily to ensure that the loan is fully collateralized at all times. Under procedures adhered to by the Portfolio, the loan must be callable by the Portfolio at any time and the Portfolio must have the right to obtain the return of the securities loaned. The Portfolio also has the right to receive any interest or dividends paid on the securities loaned. The Portfolio will not lend securities having an aggregate market value exceeding one-third of its total assets.


     Loans of securities will only be made to firms deemed by the Board of Trustees of MIP to be creditworthy (such creditworthiness will be monitored on an ongoing basis by the Portfolio Adviser) and when the income expected to be earned from such loans justifies the attendant risks. There may be delays in the recovery of the loaned securities or a loss of rights in the collateral supplied should the borrower fail financially, in which case the Portfolio could suffer a loss. In addition, securities lending involves a form of leverage, and the Portfolio may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover transaction costs. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with loans of securities.

     Loans of securities provide a way for the Portfolio to earn income either through the reinvestment of the cash collateral or the payment of fees by the borrower of the securities. The Portfolio does not intend to lend securities during the coming year.

     Repurchase Agreements. The Portfolio may enter into repurchase agreements with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. In a repurchase agreement the Portfolio purchases a security and the seller of the security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price. The maturity of its repurchase agreements are generally not more than seven days. Any repurchase agreements having longer maturities are deemed to be illiquid and are subject to the limitation on the purchase of illiquid securities by the Portfolio.

     The custodian of the Portfolio's assets or a subcustodian approved by MIP maintains custody of securities acquired through repurchase agreements. These securities serve as collateral to secure the obligation of the seller to repurchase the underlying security and the seller is required to post additional collateral if the value of the securities should decrease below the resale price, including accrued interest under the repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. The Portfolio Adviser monitors on an ongoing basis the value of the collateral. Certain costs may be incurred by the Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the terms of the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Portfolio may be delayed or limited. This could cause the Portfolio to suffer a loss if the value of the securities declines in value.

     Although it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with insolvency proceedings), it is the policy of the Portfolio to effect repurchase agreements only with securities dealers, domestic banks or other financial institutions determined by the Portfolio Adviser to meet certain requirements as to creditworthiness.

     Municipal Obligations. The Portfolio may invest in municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.


     The Portfolio will invest in high-quality long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.


     Floating- and Variable-Rate Obligations. The Portfolio may purchase floating and variable-rate obligations as described in the Prospectus. These obligations may include floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of these obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of the obligations. The interest rate on a floating-rate demand obligation is based on a specified lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, these obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that the obligations generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Portfolio Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in which the Portfolio invests. The Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid if an active secondary market exists.


     Commercial Paper and Short-Term Corporate Debt Instruments. The Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Portfolio Adviser monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     The Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by the Portfolio Adviser in accordance with Rule 2a-7 under the Investment Company Act. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Portfolio Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold such obligations, it may be subject to additional risk of default. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the Portfolio Adviser determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Portfolio Adviser finds that the sale of such security would not be in the Portfolio's interestholders' best interest.


     Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Portfolio may purchase securities on a when-issued or forward commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

     Securities purchased on a when-issued or forward commitment basis are subject to changes in value and the Portfolio is subject to the risk that such fluctuations may occur prior to the actual delivery of the securities. Purchasing securities on a when-issued or forward commitment basis also involves the risk that the yield available in the market when the delivery takes place may be higher than that obtained by the Portfolio.

     Purchasing securities on a forward commitment basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets. In addition, because the Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Portfolio's investment portfolio may decrease as the proportion of securities purchased on a when-issued or forward commitment basis increases.


     Illiquid Securities. The Portfolio may invest in securities not registered under the Securities Act of 1933, as amended (the "Securities Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price.


     Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

     Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Portfolio will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.

     Loan Participation Agreements. The Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Portfolio may invest. Any participation purchased by the Portfolio must be sold by an intermediary bank in the United States with assets exceeding $1 billion. Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Portfolio to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.


     Rule 144A. It is possible that unregistered securities, purchased by the Portfolio in reliance upon Rule 144A under the Securities Act, could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Participation Interests. The Portfolio may invest in participation interests in any type of security in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities.

     Letters of Credit. Certain debt obligations, certificates of participation, commercial paper and other short-term obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of the Portfolio Adviser, be of investment quality comparable to other permitted investments of the Portfolio.

                                   MANAGEMENT

     Directors and Officers. The Board of Trustees has the overall responsibility for monitoring and supervising the operations of the Trust and the Funds. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds. MIP's Board of Trustees has similar responsibilities with respect to the operations of the Portfolio.

     Each Trustee serves during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor. Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                              INDEPENDENT TRUSTEES

                                                                                        # of
                                            Term of                                  Portfolios
                                          Office and                                   in Fund
                           Position(s)     Length of                                   Complex
                          Held with the      Time      Principal Occupation During    Overseen    Other Directorships
 Name, Address and Age        Trust         Served           Past Five Years         by Trustee     Held by Trustee
-----------------------   -------------   ----------   ---------------------------   ----------   -------------------
Donald S. Hunt (64)       Independent     Since 1998   President, ADA Financial           2       Chairman and
                          Trustee                      Services, Inc. 1998 to                     Director, ADA
                                                       2000.                                      Business
                                                                                                  Enterprises, Inc.,
                                                                                                  2000 to Present;
                                                                                                  Director, Vision
                                                                                                  III, Imaging, Inc.
                                                                                                  1997 to Present;
                                                                                                  Director, ADA
                                                                                                  Financial Services,
                                                                                                  Inc. 1996 to 2000;
                                                                                                  Director ADA
                                                                                                  Holding Company,
                                                                                                  1996 to 2000.

John D. Oliverio (50)     Independent     Since 1998   Chief Executive Officer            2       Trustee, CCM
                          Trustee                      and Director, Wheaton                      Advisors Funds (7),
                                                       Franciscan Services, Inc.,                 September 2001 to
                                                       June 2000 to Present;                      Present; Trustee,
                                                       prior thereto, Executive                   CCMA Select
                                                       Vice President, Chief                      Investment Trust
                                                       Operating Officer and                      (1), September 2001
                                                       Director, Wheaton                          to Present;
                                                       Franciscan Services, Inc.,                 Director,
                                                       January 1998 to June 2000;                 Franciscan
                                                       prior thereto, Executive                   Ministries, Inc.,
                                                       Vice President and                         January 1998 to
                                                       Director, Wheaton                          Present; Director,
                                                       Franciscan Services, Inc.,                 United Health
                                                       July 1989 to January 1998.                 System, September
                                                                                                  1998 to Present;
                                                                                                  Director, Affinity
                                                                                                  Health System,
                                                                                                  January 1995 to
                                                                                                  Present; Director,
                                                                                                  AHA Investment
                                                                                                  Funds, Inc. (7),
                                                                                                  1993 to Present;
                                                                                                  Director, All
                                                                                                  Saints Health
                                                                                                  System, July 1992
                                                                                                  to Present;
                                                                                                  Director, Covenant
                                                                                                  Healthcare System,
                                                                                                  July 1989 to
                                                                                                  Present.



                         INTERESTED TRUSTEES & OFFICERS

                                                                                        # of
                                            Term of                                  Portfolios
                                          Office and                                   in Fund
                           Position(s)     Length of                                   Complex
                          Held with the      Time      Principal Occupation During    Overseen    Other Directorships
 Name, Address and Age        Trust         Served           Past Five Years         by Trustee     Held by Trustee
-----------------------   -------------   ----------   ---------------------------   ----------   -------------------
E. Scott Peterson (49)*   Trustee         Since 1998   Consultant, Hewitt                 2               N/A
                                                       Associates LLC, 1978 to
                                                       Present.

                                                                                        # of
                                            Term of                                  Portfolios
                                          Office and                                   in Fund
                           Position(s)     Length of                                   Complex
                          Held with the      Time      Principal Occupation During    Overseen    Other Directorships
 Name, Address and Age        Trust         Served           Past Five Years         by Trustee     Held by Trustee
-----------------------   -------------   ----------   ---------------------------   ----------   -------------------
Stacy L. Schaus (42)      President       Since 1998   Chief Operating Officer,          N/A              N/A
                                                       Hewitt Financial Services
                                                       LLC, October 1998 to
                                                       Present; prior thereto,
                                                       Director of Marketing,
                                                       Hewitt Financial Services
                                                       LLC, 1994 to October
                                                       1998; Consultant, Hewitt
                                                       Associates LLC, November
                                                       1989 to Present.

Peter E. Ross (43)        Secretary       Since 1998   Consultant and Attorney,          N/A              N/A
                                                       Hewitt Associates LLC, 1989
                                                       to Present; Assistant
                                                       Secretary and Chief
                                                       Compliance Officer, Hewitt
                                                       Financial Services LLC,
                                                       1994 to Present; Assistant
                                                       Secretary, Hewitt
                                                       Associates, Inc., 2002 to
                                                       Present.

Anthony P. Sartori (42)   Treasurer and   Since 2000   Account Receivable Manager,       N/A              N/A
                          Chief                        Hewitt Associates LLC,
                          Financial                    March 1985 to Present;
                          Officer                      Treasurer and Chief
                                                       Financial Officer, Hewitt
                                                       Financial Services LLC,
                                                       November 1999 to Present.

* Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund's shares.

     The address of each Trustee and officer of the Trust is 100 Half Day Road, Lincolnshire, Illinois 60069.

     Board Committees. There is one standing committee of the Board of Trustees which is the Audit Committee. The members of the Audit Committee are Donald S. Hunt and John D. Oliverio, each a Trustee of the Trust who is not an "interested person" of the Trust (as that term is defined in the Investment Company Act) ("Independent Trustee"). The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. During the fiscal year ended December 31, 2002, the Audit Committee held one meeting.

     Board Interest in the Funds. The Trustees own the following amounts in the Funds as of December 31, 2002:

                 Dollar Range of Equity Securities in the Funds
      (None, $1-$10,000, 10,001-$50,000, $50,001-$100,000, Over $100,000)

                                                                    Aggregate Dollar Range of
                                                                       Equity Securities in
                                                                    All Registered Investment
                                                                  Companies Overseen by Trustee
                             Institutional Money   Money Market      in Family of Investment
      Name of Trustee            Market Fund           Fund            Companies (Aggregate)
--------------------------   -------------------   ------------   -----------------------------
E. Scott Peterson, Trustee           None              None                    None

Donald S. Hunt,                      None              None                    None
Independent Trustee

John D. Oliverio,                    None              None                    None
Independent Trustee

     Trustee Interest in Investment Advisers, Distributor or Affiliates. As of the date of this registration statement, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in Hewitt Associates LLC ("Hewitt"), BGFA or Hewitt Financial Services LLC or any of their affiliates. Accordingly, as of the date of this registration statement, neither the Independent Trustees nor members of their immediate family have any direct or indirect interest, the value of which exceeds $60,000, in Hewitt, BGFA, Hewitt Financial Services LLC or any of their affiliates.

-------------------------------------------------------------------------------------------------
                        Name of                                           Value of     Percent of
                      Owners and                                         Securities   Class Owned
                     Relationships                         Title of     Owned as of      as of
 Name of Trustee      to Trustee         Company            Class         12/31/02      12/31/02
-------------------------------------------------------------------------------------------------
Donald S. Hunt/6/   Donald S. Hunt        Hewitt           Class A       $31,690   (less than)0.01%
                                     Associates, Inc.    Common Stock

John D. Oliverio          N/A               N/A              N/A            N/A           N/A

     Compensation. Trustees who are not employed by Hewitt or one of its affiliates are paid an attendance fee of $1,000 for each meeting of the Board of Trustees they attend. Officers of the Trust receive no compensation from the Trust. Trustees who are not employees of Hewitt or one of its affiliates are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Funds.

----------
/6/ Mr. Hunt subsequently sold those securities.

        Trustee compensation for the fiscal year ended December 31, 2002, was as follows:

                               Compensation Table



---------------------------------------------------------------------------------------
                                        Pension or
                                        Retirement                           Total
                        Aggregate    Benefits Accrued     Estimated       Compensation
  Name of Person,     Compensation   as Part of Trust   Benefits Upon   from Trust Paid
      Position         from Trust        Expenses         Retirement      to Trustees
---------------------------------------------------------------------------------------
Donald S. Hunt,          $4,000             $0                $0             $4,000
Independent Trustee

John D. Oliverio,        $4,000             $0                $0             $4,000
Independent Trustee

E. Scott Peterson,       $    0             $0                $0             $    0
Trustee

Stacy L. Schaus,         $    0             $0                $0             $    0
President

Peter E. Ross,           $    0             $0                $0             $    0
Secretary

Anthony P. Sartori,      $    0             $0                $0             $    0
Treasurer and Chief
Financial Officer



     The Portfolio Adviser. BGFA, located at 45 Fremont Street, San Francisco, California 94105, is a subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. It provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Portfolio Adviser is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities for the Portfolio.



     As compensation for services rendered and expenses assumed by the Portfolio Adviser, the Portfolio pays the Portfolio Adviser a monthly fee which is computed at the annual rate of 0.10% of the net assets of the Portfolio. Because the Funds are investors in the Portfolio, shareholders of the Funds indirectly bear this fee. Under the Advisory Agreement, the Portfolio Adviser is obligated to bear all of the ordinary operating expenses of the Portfolio other than the advisory fee.


     The Advisory Agreement was approved by the Board of Trustees of MIP, including a majority of the Trustees of MIP who are not "interested persons" (as defined by the Investment Company Act) of MIP or the Portfolio Adviser. It continues in effect from year to year if approved annually by either (i) MIP's Board of Trustees or (ii) a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act); provided that the continuance also is approved by a majority of the members of MIP's Board of Trustees who are not "interested persons" (as defined in the Investment Company
Act) of MIP or the Portfolio Adviser, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days written notice by the Board of Trustees of MIP or by a vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the Investment Company Act, the Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the Investment Company
Act).

     Administrator for the Funds. Hewitt is a wholly owned subsidiary of Hewitt Associates, Inc., a publicly-traded company listed on the New York Stock Exchange under the symbol "HEW." Hewitt, located at 100 Half Day Road, Lincolnshire, Illinois 60069, provides administrative services to the Funds pursuant to an administration agreement (the "Administration Agreement"). The Administration Agreement continues in effect from year to year unless terminated by a vote of the Trustees of Hewitt. The Administration Agreement may be terminated, without penalty, by either party upon 60 days written notice. Services provided by Hewitt pursuant to this agreement include, but are not limited to: managing the daily operations and business affairs of the Funds, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Funds; preparing or assisting in the preparation of the Funds' regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees relating to the Funds and meetings of their shareholders. For these services, the Trust pays Hewitt a quarterly fee calculated at the annual rate of 0.30% of the Money Market Fund's average daily net assets and 0.10% of the Institutional Fund's average daily net assets.

     Hewitt also serves as the shareholder servicing agent for the Institutional Fund and is paid compensation by the Institutional Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements for the Institutional Fund," below.

     Shareholder Servicing Arrangements for the Institutional Fund. The Institutional Fund has retained Hewitt to serve as the shareholder servicing agent pursuant to a shareholder servicing agreement (the "Institutional Shareholder Servicing Agreement"). Pursuant to the Institutional Shareholder Servicing Agreement, the Institutional Fund pays Hewitt a monthly fee calculated at an annual rate of 0.20% of the Institutional Fund's average daily net assets.

     The Institutional Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Institutional Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the Investment Company Act) and may be terminated by either party to the agreement without penalty on not less than 60 days written notice.

     Shareholder Servicing Arrangements for the Money Market Fund. The Money Market Fund has retained Hewitt Financial Services LLC to serve as the shareholder servicing agent pursuant to a shareholder servicing agreement (the "Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, the Money Market Fund pays Hewitt Financial Services LLC a monthly fee calculated at an annual rate of 0.25% of the Money Market Fund's average daily net assets.

     The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the Investment Company Act) and may be terminated by either party to the agreement without penalty on not less than 60 days written notice.

                            DISTRIBUTION ARRANGEMENTS

     Hewitt Financial Services LLC, an affiliate of Hewitt, serves as the distributor of shares of the Funds (the "Distributor"). The Distributor also receives payments from the Funds in connection with the distribution of the Funds' shares as described below.

     Distribution Agreement. The Distributor serves as the exclusive distributor of shares of the Funds pursuant to two distribution agreements with the Trust on behalf of the Funds (the "Distribution Agreements"). Pursuant to the Distribution Agreements, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares. The Institutional Fund has appointed Hewitt, the shareholder servicing agent, as its agent for purposes of accepting orders to purchase and redeem shares of the Institutional Fund on behalf of the Distributor and transmitting those orders to the Institutional Fund's transfer agent.

     The Distribution Agreements may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreements may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" (as defined by the Investment Company Act).

     Under the Distribution Agreements, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. As described below, the Money Market Fund pays a fee to the Distributor for services it renders in connection with the distribution of its shares.

     Distribution Plan (Shares of the Money Market Fund Only). The Trust has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of its shares (the "Distribution Plan"). Under the Distribution Plan, the Money Market Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund, as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of shares of the Money Market Fund. This fee is an expense of the Money Market Fund only and is not borne by the Institutional Fund. All or a portion of the amounts received by the Distributor pursuant to the Distribution Plan may be used to compensate securities dealers and other financial intermediaries for services they provide to their customers who purchase shares of the Money Market Fund. Additional payments may be made by the Distributor or Hewitt to such organizations at their own expense.

     The Distribution Plan may be continued in effect from year to year, provided that each such continuance is approved annually by a vote of both a majority of the Board of Trustees and a majority of the Independent Trustees. The Distribution Plan requires that the Trust provide the Board of Trustees of the Trust, and that the Board review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Independent Trustees shall be committed to the discretion of those Trustees then in office who are not "interested persons" (as defined by the Investment Company
Act) of the Distributor. The Distribution Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the Money Market Fund (as defined by the Investment Company Act). It may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the shareholders of the Money Market Fund and may not be materially amended in any other respect without a vote of the majority of both the Trustees and the Independent Trustees.


     Since payments made pursuant to the Distribution Plan are not directly tied to actual expenses, the amount of payments by the Money Market Fund to the Distributor during any year may be more or less than actual expenses incurred by the Distributor in providing services. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements under which payments by a fund are made only to reimburse specific expenses). However, the Money Market Fund is not liable to pay any distribution related expenses incurred by the Distributor in excess of the amounts paid pursuant the Distribution Plan.

     The Distribution Plan was adopted by the Board of Trustees of the Trust to foster the distribution of shares of the Money Market Fund. The Trustees believe that the Distribution Plan will provide an incentive for the Distributor to promote the sale of shares of the Money Market Fund. In addition, the Trustees believe that the Distribution Plan may help assure that assets of the Money Market Fund reach a level that will enable the per share expenses of its shares to be competitive with the per share expenses of other money market funds. For these reasons, the Board of Trustees determined that adoption of the Distribution Plan will benefit the Money Market Fund and shareholders who own its shares.

     The Trustees and officers of the Trust who are members or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plan.

                                    EXPENSES


     All expenses of the Trust and the Funds not expressly assumed by Hewitt as the administrator of the Funds are paid by the respective Funds. In addition, as investors in the Portfolio, the Funds each bear a pro rata portion of the expenses of the Portfolio. Expenses borne by the Funds and the Portfolio include, but are not limited to: fees for investment advisory and administration services; fees paid to the shareholder servicing agents; in the case of the Money Market Fund, the distribution fee payable by the Fund; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of Hewitt or the Distributor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Fund; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

     The Administration Agreement requires Hewitt to absorb expenses (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Institutional Fund do not exceed annually 0.45% of its average daily net assets and to assure that total ordinary operating expenses of the Money Market Fund do not exceed annually 0.95% of its average daily net assets. Under the Administration Agreement, the Funds will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the applicable Fund to exceed the expense limitations. The expense limitations of the Funds may not be modified or terminated without the approval of the Board of Trustees.

     Institutional Fund. With respect to the Institutional Fund, for the year ended December 31, 2000 fees payable for advisory, administrative, distribution and shareholder services were as follows:

--------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA and the share
   of the ordinary operating expenses of the Portfolio attributable to the Fund..   $134,539

Administration fee payable to Hewitt as to Administrative Shares.................   $ 82,782

Administration fee payable to Hewitt as to shares of the Institutional Fund......   $ 51,651

Shareholder servicing fee payable to Hewitt Financial Services LLC as to
   Administrative Shares.........................................................   $165,564

Shareholder servicing fee payable to Hewitt......................................   $131,443

Distribution fees payable to Hewitt Financial Services LLC with respect to
   Administrative Shares/7/......................................................   $131,443
--------------------------------------------------------------------------------------------

----------
/7/ The Institutional Fund (previously known as the Hewitt Money Market Fund) ceased offering Administrative Shares on December 1, 2000. On December 4, 2000, all Administrative Shares were redeemed and shareholders of the shares reinvested proceeds into the Money Market Fund.

     With respect to the Institutional Fund, for the year ended December 31, 2001 fees payable for advisory, administrative and shareholder services were as follows:

--------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA and the share
   of the ordinary operating expenses of the Portfolio attributable to the Fund..   $102,544

Administration fee payable to Hewitt.............................................   $102,441

Shareholder servicing fee payable to Hewitt......................................   $204,882
--------------------------------------------------------------------------------------------

     With respect to the Institutional Fund, for the year ended December 31, 2002 fees payable for advisory, administrative and shareholder services were as follows:

--------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA and the share
   of the ordinary operating expenses of the Portfolio attributable to the Fund..   $108,909

Administration fee payable to Hewitt.............................................   $108,866

Shareholder servicing fee payable to Hewitt......................................   $217,733
--------------------------------------------------------------------------------------------

     Portions of the fees payable by the Institutional Fund were waived and certain Fund Expenses were reimbursed during the periods above to satisfy the limitations on the Institutional Fund's operating expenses.

     Money Market Fund. With respect to the Money Market Fund, for the period December 4, 2000 (commencement of operation of the Fund) to December 31, 2000 fees payable for advisory, administrative, distribution and shareholder services were as follows:

-------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA, the share of the ordinary operating expenses of the Portfolio attributable to the Fund
   and the fee payable by the Fund to Hewitt.....................................   $16,281

Shareholder servicing fee payable to Hewitt Financial Services LLC...............   $10,238

Distribution fees payable to Hewitt Financial Services LLC with respect to
   Administrative Shares.........................................................   $10,238
-------------------------------------------------------------------------------------------

     With respect to the Money Market Fund, for the year ended December 31, 2001 fees payable for advisory, administrative, distribution and shareholder services were as follows:

--------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA, the share of the ordinary operating expenses of the Portfolio attributable to the Fund
   and the fee payable by the Fund to Hewitt.....................................   $248,571

Shareholder servicing fee payable to Hewitt Financial Services LLC...............   $155,376

Distribution fees payable to Hewitt Financial Services LLC.......................   $155,376
--------------------------------------------------------------------------------------------

     With respect to the Money Market Fund, for the year ended December 31, 2002 fees payable for advisory, administrative, distribution and shareholder services were as follows:

--------------------------------------------------------------------------------------------
The portion of the advisory fee payable by the Portfolio to BGFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund
   and the fee payable by the Fund to Hewitt.....................................   $284,616

Shareholder servicing fee payable to Hewitt Financial Services LLC...............   $177,852

Distribution fees payable to Hewitt Financial Services LLC.......................   $177,852
--------------------------------------------------------------------------------------------

     Portions of the fees payable by the Money Market Fund were waived and certain Fund Expenses were reimbursed during the periods above to satisfy the limitations on the Money Market Fund's operating expenses.

     The $177,852 in distribution fees paid by the Money Market Fund for the year ended December 31, 2002 were paid to broker-dealers and other financial intermediaries for distribution assistance.

                        DETERMINATION OF NET ASSET VALUE

     Days and Times Net Asset Value Per Share is Computed. The Prospectus describes the days on which the net asset values per share of the Funds are computed for purposes of purchases and redemptions of shares by investors and also sets forth the times as of which such computations are made.

     Shares of the Funds may be purchased on any day that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. The following days are either days on which the NYSE is closed or which are federal bank holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans' Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

     Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday; Presidents' Day; Memorial Day; Labor Day; and Columbus Day. Early closings may also occur on the business days preceding the following holidays: Independence Day; Veterans' Day; Thanksgiving Day; Christmas Day; New Year's Day, and the Friday following Thanksgiving Day.

     The net asset values per share of the Institutional Fund and the Money Market Fund are computed separately. The net asset value of a Fund's shares is calculated by dividing the value of such Fund's total assets, less its liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The value of the Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined. Unlike most other money market funds, the Institutional Fund does not seek to maintain a stable net asset value per share. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Money Market Fund will be able to maintain a stable net asset value.

     Amortized Cost Valuation. The Funds and the Portfolio use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the Investment Company Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities due to changes in prevailing interest rate levels or other factors.

     While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund or the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that used a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of a Fund's portfolio on a particular day a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund that used market quotations to value its portfolio of investments. Existing shareholders of the Funds would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds (or to the extent the Funds invest in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees of the Trust (or MIP) to present minimal credit risks. The maturity of an instrument is generally deemed to be a shorter period remaining until the date when the principal amount thereof is due or the date on which the instrument may be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. In addition, Rule 2a-7 requires that the Portfolio invest only in securities which have been determined by the Portfolio Adviser, under procedures adopted by the Board of Trustees of MIP, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

                        PURCHASE AND REDEMPTION OF SHARES

     The procedures to be used in purchasing and redeeming shares of the Institutional Fund and the Money Market Fund are set forth in the Prospectus under "How To Buy Shares" and "How To Redeem Shares." Each Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

     The following table shows the calculation of the offering price of shares of the Funds as of December 31, 2002:

                      Net Assets    Shares Outstanding   Offering Price
                     ------------   ------------------   --------------

Institutional Fund   $114,192,140         1,134,058          $100.69

Money Market Fund    $ 77,504,858        77,502,799          $  1.00


     Purchases by Check (the Money Market Fund Only). Shares of the Money Market Fund may be purchased by check as described in the Prospectus. If a check to purchase shares of the Money Market Fund does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.


     Mandatory Redemption of Shares. Under the Declaration of Trust, the Trust has the right to redeem all shares held by a shareholder if, as a result of one or more redemptions, the aggregate value of shares held in the shareholder's account is less than such dollar amount of $1 million or such lesser amount as may be specified by the Board of Trustees, which amount may be no greater than the then applicable minimum initial investment amount. There currently is no minimum required investment for shares of the Institutional Fund. There is also currently no minimum required initial investment for shares of the Money Market Fund if those shares are held in an account with a financial intermediary (including the Distributor) that holds shares for its customers on an omnibus basis. Thus, shares of the Institutional Fund and shares of the Money Market Fund held as described above are not subject to the mandatory redemption procedure described above. As described in the Prospectus, shares of the Money Market Fund not held on an omnibus basis may be subject to mandatory redemption if the value of the shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.


     Suspension of Redemptions. Redemption proceeds are normally paid as described in the Prospectus. The payment of redemption proceeds by a Fund may be postponed for more than seven days or the right of redemption suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.


     Redemption in Kind. In the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind of securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of debt securities generally are principal transactions. Debt securities acquired for the Portfolio normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or may be purchased directly from the issuer. Generally, Government Securities and other money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with MIP are prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. However, the Portfolio may purchase securities from underwriting syndicates in which the Portfolio Adviser or an affiliate of the Portfolio Adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act and in compliance with procedures adopted by MIP's Board of Trustees.

     MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by MIP's Board of Trustees, the Portfolio Adviser is responsible for the Portfolio's investment decisions and the placing of orders to purchase and sell securities. In placing orders, it is the policy of the Portfolio to obtain the best overall terms, taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Portfolio Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.


     In assessing the best overall terms available for any transaction, the Portfolio Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and, in the case of agency trades, the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Portfolio Adviser may cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Portfolio Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by that broker, viewed in terms of either the particular transaction or the overall responsibilities of the Portfolio Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields or broad overviews of the stock, bond, and government securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Portfolio Adviser and does not reduce the advisory fees payable by the Portfolio. MIP's Board of Trustees periodically will review the commissions paid by the Portfolio to consider whether commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Portfolio Adviser exercises investment discretion. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.


     Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because, under certain circumstances, it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Portfolio in any brokerage transaction may be less favorable than that available from another broker if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Broker-dealers utilized by the Portfolio Adviser may furnish statistical, research and other information or services which are deemed by the investment adviser to the Portfolio to be beneficial to the Portfolio's investment program. Research services received from brokers supplement the Portfolio Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economics, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Portfolio Adviser and to the Portfolio with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research assistance is useful to the Portfolio Adviser since the brokers utilized by the Portfolio Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Portfolio Adviser can follow. In addition, this research provides the Portfolio Adviser with a diverse perspective on financial markets. Research services which are provided to the Portfolio Adviser by brokers are available for the benefit of all accounts managed or advised by the Portfolio Adviser. It is the opinion of the Portfolio Adviser that this material is beneficial in supplementing their research and analysis, and, therefore, it may benefit the Portfolio by improving the quality of the Portfolio Adviser's investment advice.

                                      TAXES


     It is the policy of the Trust to distribute each fiscal year substantially all of each Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Funds will qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income tax on that part of their net investment income and net realized capital gains which they distribute to their shareholders. To qualify for such tax treatment a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of such Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of such Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities). If either of the Funds should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund's shareholders.

     The Portfolio is treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to each of the Funds in proportion to the Funds' respective ownership interests in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, each Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Funds, of interest, dividends and gains without a distribution.

     The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end basis. The Trust intends to distribute the income and capital gains of each Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

     Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                             PERFORMANCE INFORMATION

     Calculation of Yield. Quotations of the "current yield" and "effective yield" of shares of the Funds may be used in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of a Fund. Although both Funds invest in the Portfolio, because the expenses of the Institutional Fund and the Money Market Fund differ, the yield of each Fund's shares will differ. The advertised seven-day yield and seven-day effective yield for the Institutional Fund and the Money Market Fund as of December 31, 2002 were as follows:

                                                     Seven-Day   Effective
Money Market Fund                                      0.59%       0.59%
Institutional Fund                                     1.09%       1.09%

     Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

              Effective yield = [(base period return + 1)/365/7/]-1

     Calculation of Total Return. Quotations of average annual total return and other total return data relating to the Institutional Fund and the Money Market Fund may also be used in advertisements, sales materials and shareholder reports. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods. Although both Funds invest in the Portfolio, the total return of the Institutional Fund and the Money Market Fund will differ because their expenses differ.


     Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

                                 P (1+T)/n/ = ERV

          Where:      P = a hypothetical initial payment of $1,000

                      T = average annual total return

                      n = number of years

                      ERV = ending redeemable value of the hypothetical $1,000
                            payment made at the beginning of the period.

     For the period October 1, 1998 (commencement of operations) to December 31, 2002, the total return was 4.16% for the Institutional Fund (previously known as the Institutional Shares of Hewitt Money Market Fund) (after waiver of fees and expense reimbursement). The total return of the Institutional Fund for the one year period ended December 31, 2002 was 1.51% (after waiver of fees and expense reimbursement). The total return of the Institutional Fund for the three year period ended December 31, 2002 was 3.83% (after waiver of fees and expense reimbursement).

     For the period December 4, 2000 (commencement of operations) to December 31, 2002, the total return was 2.32% for the Money Market Fund (previously known as the Administrative Shares of Hewitt Money Market Fund) (after waiver of fees and absorption of expenses). The total return of the Money Market Fund for the one year period ended December 31, 2002 was 0.98% (after waiver of fees and absorption of Fund expenses).


     Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                                     ERV - P
                                    ---------
                                        P

          Where:      P = a hypothetical initial payment of $1,000.

                      ERV = ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the period.


     For the period October 1, 1998 (commencement of operations) to December 31, 2002, the Institutional Fund's aggregate annual total return was 18.92% (previously known as the Institutional Shares of Hewitt Money Market Fund) (after waiver of fees and absorption of Fund expenses). The aggregate annual total return of the Institutional Fund for the one year period ended December 31, 2002 was 1.51% (after waiver of fees and absorption of Fund expenses). The aggregate annual total return of the Institutional Fund for the three year period ended December 31, 2002 was 3.83% (after waiver of fees and absorption of Fund expenses). Absent such waiver and absorption of expenses such yield of the Institutional Fund would have been lower.

     For the period December 4, 2000 (commencement of operations) to December 31, 2002, the aggregate annual total return was 4.87% for the Money Market Fund (previously known as the Administrative Shares of Hewitt Money Market Fund) (after waiver of fees and absorption of Fund expenses). The aggregate annual total return of the Money Market Fund for the one year period ended December 31, 2002 was 0.98% (after waiver of fees and absorption of Fund expenses).


     Yield and total return quotations are based upon historical investment performance and are not intended to indicate future performance. Yield and total return will fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in expenses.

     Performance Comparisons. From time to time and only to the extent the comparison is appropriate, the performance of the Funds may be compared to the performance of various indices and investments for which reliable performance data is available. Performance of the Funds may also be compared to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

     Quotations of performance used in advertising and other types of literature may be compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, iMoneyNet Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The performance of the Funds also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

     Performance comparisons to other mutual funds having investment objectives similar to those of the Funds may also be used. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., iMoneyNet's Money Fund Report, Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds.

     Of course, past performance is no guarantee of future investment results.

                             ADDITIONAL INFORMATION

     Description of the Trust and its Shares. The Trust was organized on July 7, 1998, as a business trust under the laws of the State of Delaware.


     Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this SAI, shares representing interests in the Funds constitute the only two series of the Trust's shares outstanding. Shares are fully paid and non-assessable and have no preemptive or conversion rights. The shares may be redeemed by the shareholder or at the option of the Trust as discussed in the Prospectus.

     Each share of a Fund represents an equal proportionate interest in that Fund with each other share, without any priority or preference over other shares. All consideration received for the sales of a Fund's shares, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund will be separate and distinct from the interest of shareholders of the other Fund and any other funds which may be represented by other series of shares of the Trust. Shares of each Fund will be entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees of the Trust. The assets of each Fund and those of each other series of the Trust that may be authorized will be segregated on the Trust's books and will be charged with the expenses and liabilities of that series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items will be allocated among the Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.


     The Board of Trustees has the power to establish additional series of shares, representing interests in additional investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Except for the different distribution-related and other specific costs borne by each class of shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

     Shareholders of each Fund are entitled to vote, together with the holders of any other series of the Trust's shares, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. Annual meetings of shareholders of the Trust will not be held except as required by the Investment Company Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by Section 16(c) of the Investment Company Act.

     Shareholders will also be entitled to vote on certain other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of each Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one class or series vote together on a matter, each share will have the number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, each Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

     The Board of Trustees has the power to amend the rights related to shares without the need for shareholder approval where it has determined that it is consistent with the fair and equitable treatment of shareholders and shareholder approval is not otherwise required by applicable law. Notwithstanding the foregoing, shareholder approval shall be required if the amendment would adversely affect to a material degree the rights and preferences of the shares of any series or class or would increase or decrease the par value of the shares of any series or class.

     Pursuant to the Declaration of Trust, the Trust has acknowledged that the name "Hewitt" is a property right of Hewitt and its affiliates and has agreed that Hewitt and its affiliated companies may use and permit others to use that name. If Hewitt ceases to be the administrator or distributor of the Trust, the Trust may be required to cease using the name Hewitt as part of its name or the name of the Funds, unless otherwise permitted by Hewitt or any successor to its interest in such name.

     Information Concerning Investment Structure. A change in the investment objective, policies or restrictions of the Portfolio may cause the Funds to withdraw their investments in the Portfolio. Alternatively, a Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may not be changed without the approval of investors in the Portfolio. When a Fund is asked to vote on such a change or on other matters concerning the Portfolio, the Fund will hold a shareholders' meeting and vote its interest in the Portfolio in the same manner as shares of that Fund are voted.

     Shares of the Portfolio are held by investors other than the Funds. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Funds could be outvoted by other investors. The Funds may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Funds. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Funds. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from Hewitt or the Distributor.

     Interests in the Portfolio have substantially identical voting and other rights as those rights discussed above with respect to the Trust. Whenever the Funds have the right to vote on any matter relating to MIP or the Portfolio by virtue of their investment in the Portfolio, the Funds will hold a meeting of their shareholders and will cast their respective vote as an investor in the Portfolio in the same proportion as shares of the Funds are voted.

     The Portfolio and MIP. The Funds pursue their investment objective by investing all of their investable assets in the Portfolio. The Portfolio is a series of MIP, an open-end management investment company that is organized as a Delaware business trust. MIP was formed on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP's property is insufficient to satisfy such liabilities and obligations. MIP's Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of MIP, its investors, Trustees of MIP, officers, employees and agents, covering possible tort and other liabilities and that investors will be indemnified to the extent that they are held liable for a disproportionate share of MIP's obligations.


     Ownership of the Funds. Set forth below is information with respect to each person who, to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Institutional Fund's total outstanding shares and their aggregate ownership of the Institutional Fund's total outstanding shares as of March 31, 2003.

        Name and Address                    Number of Shares   % of Fund Shares
        ----------------                    ----------------   ----------------

     State Street Bank & Trust Co.               834,643              74%
     as trustee f/b/o Xerox Corp.
     Retirement Plans Master Trust
     P.O. Box 351
     Boston, MA 02101

     State Street Bank & Trust Co.               159,597              14%
     as trustee f/b/o Southern California
     Edison Stock Savings Plan
     P.O. Box 1992
     Boston, MA 02105-1992

     No person, to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Money Market Fund's total outstanding shares as of March 31, 2003.

     As a result of its direct and beneficial ownership of 74% of the outstanding shares of the Institutional Fund as shown above, the Xerox Corp. Retirement Plans Master Trust may be deemed to "control" the Institutional Fund and the Trust (as that term is defined in the Investment Company Act). Xerox Corp. Retirement Plans Master Trust is organized under the laws of New York. Through the exercise of voting rights with respect to those shares, the persons voting such shares may be able to determine the outcome of shareholder voting on matters requiring the approval of shareholders. Except as set forth above, no person, to the Trust's knowledge, owns beneficially or of record more than 5% of the shares of a Fund or the Trust.

     Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the Investment Company Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

     Independent Auditors. PricewaterhouseCoopers LLP ("PWC"), 333 Market Street, San Francisco, California 94105, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements of the Funds annually and reviewing the tax returns of the Funds. PWC also serves as the independent auditors of MIP and audits the financial statements of the Portfolio. The selection of the independent auditors for the Trust and MIP is approved annually by their respective Boards of Trustees.

     Custodian. Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as custodian of the Funds and the Portfolio and maintains custody of the securities and similar assets of the Funds and the Portfolio. The custodian is authorized to hold these assets in securities depositories and to use sub-custodians. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000). Investors Bank & Trust Company also maintains the accounting books and records of the Funds and provides sub-administrative services.

     Transfer Agent. Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds. The Transfer Agent has entered into arrangements with Hewitt under which Hewitt, as shareholder servicing agent, is authorized to receive and is responsible to transmit to the Transfer Agent, orders to purchase and redeem shares of the Institutional Fund that are received from employee benefit plans. Pursuant to these arrangements, Hewitt also maintains records showing the number of shares of the Institutional Fund allocable to individual participant accounts in employee benefit plans.


     Shareholder Reports. Shareholders of the Fund are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds.


     Legal Counsel. Bell, Boyd & Lloyd LLC, Three First National Plaza, 70 West Madison Street, Suite 3300, Chicago, Illinois 60602, serves as counsel to the Trust.

     Registration Statement. This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

     Financial Statements. The Institutional Fund's, the Money Market Fund's and the Portfolio's audited financial statements appearing in the Annual Report to shareholders of the Funds, dated December 31, 2002, and the independent auditors' reports thereon are incorporated by reference in this SAI. The Annual Reports of the Funds, which contain the referenced statements, are available upon request and without charge.

                                  SAI APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium-grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers "1," "2" and "3" in each rating category from "Aa" through "Baa" in its rating system. The modifier "1" indicates that the security ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end.


     S&P: The four highest ratings for corporate bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P, indicating that the obligor has an extremely strong capacity to meet its financial commitment on the obligation. Bonds rated "AA" indicate that the obligor's capacity to meet its financial commitment is very strong and differ "from the highest rated obligations only in small degree." Bonds rated "A" indicate that the obligor has a "strong" capacity to pay interest and repay principal, but is "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper

     Moody's: Moody's employs the designations of "Prime-1," "Prime-2" and "Prime-3" to indicate the relative capacity of the rated issuers or borrowers to repay punctually. The highest rating for corporate commercial paper is "Prime-1." Issuers rated "Prime-1" have a "superior ability for repayment of senior short-term debt obligations," and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated "Prime-2" "have a strong ability to repay senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate commercial paper indicates that the "obligor's capacity to meet its financial commitment on the obligation is strong." Commercial paper rated "A-1+" indicates that the obligor's capacity for payment of interest and repayment of principal is "very strong." Commercial paper with a satisfactory capacity for timely payments on issues will be rated "A-2."

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.


Exhibit
Number    Description
-------   -----------
(a)       Declaration of Trust, dated July 6, 1998.****

(b)       By-Laws of Registrant, dated July 6, 1998.****

(c)(1)    Certificate of Trust, dated July 6, 1998.****

(c)(2)    Certificate of Designation, dated August 23, 2000.*

(d)       None.

(e)(1)    Distribution Agreement (Money Market Fund), dated August 23, 2000.*

(e)(2)    Distribution Agreement (Institutional Fund), dated August 23, 2000.*

(f)       Not Applicable.

(g)(1)    Custodian Agreement, dated September 1, 1998.***

(g)(2)    Appendix B to the Custodian Agreement, dated May 2, 2002.

(h)(1)    Administration Agreement, dated August 23, 2002.

(h)(2)    Transfer Agency and Service Agreement, dated September 1, 1998.***

(h)(3)    Sub-Administration Agreement, dated September 1, 1998.***

(h)(4) Shareholder Servicing Agreement (Money Market Fund), dated August 23, 2000.*

(h)(5) Shareholder Servicing Agreement (Institutional Fund), dated August 23, 2000.*

(h)(6)    Third Party Feeder Fund Agreement, dated September 1, 1998.***

(i)(1)    Legal Opinion of Morris, Nichols, Arsht & Tunnel.***

(i)(2)    Consent of Morris, Nichols, Arsht & Tunnel.

(j)(1)    Consent of PricewaterhouseCoopers LLP.

(j)(2) Powers of Attorney of Ms. Bitterman and Messrs. Euphrat, Hughes, Soong, Kranefuss and Lyons.

(k)       Not Applicable.

(l)       Not Applicable.

(m) Plan of Distribution Pursuant to Rule 12b-1 and Related Agreement, dated August 23, 2000.*

(n)       None.

(o)       Reserved.

(p)       Not Applicable (the Funds are money market funds).

----------

* Incorporated by reference to Registrant's previous filing on Form N-1A, Post-Effective Amendment No. 3, filed August 31, 2000.

** Incorporated by reference to Master Investment Portfolio's previous filing on Form N-1A, Post-Effective Amendment No. 10, filed June 30, 1999.

*** Incorporated by reference to Registrant's previous filing on Form N-1A, Pre-Effective Amendment No. 1, filed September 4, 1998.

**** Incorporated by reference to Registrant's initial filing on Form N-1A, filed July 16, 1998.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No persons are controlled by Registrant. As noted in the SAI, Xerox Corp. Retirement Plans Master Trust may be deemed to "control" the Institutional Fund as that term is defined in the Investment Company Act.

Item 25. Indemnification.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 9 of the Distribution Agreements, Hewitt Financial Services LLC, as principal underwriter of the Funds, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 9 of the Distribution Agreements are hereby incorporated by reference in their entirety.

     Registrant maintains an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as are determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


     Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

     Neither the Money Market Fund nor the Institutional Fund have an investment adviser. Each Fund pursues its investment objective by investing its assets in the Portfolio, a series of MIP, a registered open-end management company. The investment adviser of the Portfolio is BGFA. The information required by this
Item 26 with respect to BGFA is incorporated by reference to Form N-1A of Masterworks Fund Inc., filed July 2, 1998, accession number 0000929624-98-00127.


Item 27. Principal Underwriters.

     (a) Not Applicable.


     (b) Directors and Officers of the principal underwriter:


                               Positions and Offices       Positions and Offices
        Name                      with Distributor              with Funds
-------------------------   ---------------------------   -----------------------

John M. Ryan                Chief Executive Officer

Peter E. Ross               Chief Compliance              Secretary
                            Officer/Assistant Secretary

C. Lawrence Connolly, III   General Counsel/Secretary

Stacy L. Schaus             Marketing Director/Chief      President
                            Operating Officer

Anthony Sartori             Chief Financial Officer       Treasurer and
                                                          Chief Financial Officer

The principal business address of each of the above persons is 100 Half Day Road, Lincolnshire, Illinois 60069.


     (c) The Distributor does not receive compensation for its services as principal underwriter, except that it is paid a fee for services rendered in connection with the distribution of shares of the Money Market Fund. See "Distribution and Servicing Arrangements" in Part A and "Distribution Arrangements" in Part B.


Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, which serves as Registrant's custodian and transfer agent, except for records required by paragraph (b)(4) of Rule 31a-1 which will be maintained at the offices of Hewitt Associates LLC, 100 Half Day Road, Lincolnshire, Illinois 60069.

Item 29. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and state of Illinois, on the 30th day of April, 2003.


                                                    Hewitt Series Trust


                                                    By: /s/ Stacy L. Schaus
                                                        ------------------------
                                                        Stacy L. Schaus
                                                        President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.


Signature                Title                           Date
---------                -----                           ----


/s/ Donald Hunt          Trustee                         April 30, 2003
----------------------
Donald Hunt


/s/ John D. Oliverio     Trustee                         April 30, 2003
----------------------
John D. Oliverio


/s/ E. Scott Peterson    Trustee                         April 30, 2003
----------------------
E. Scott Peterson


/s/ Stacy L. Schaus      President                       April 30, 2003
----------------------   (Principal Executive Officer)
Stacy L. Schaus


/s/ Anthony P. Sartori   Treasurer and                   April 30, 2003
----------------------   Chief Financial Officer
Anthony P. Sartori       (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and state of California, on the 30th day of April, 2003.


                                                  Master Investment Portfolio
                                                  Money Market Master Portfolio


                                                  By: /s/ Michael A. Latham
                                                      --------------------------
                                                         Michael A. Latham
                                                      Secretary and Treasurer
                                                      (Principal Financial
                                                      Officer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title
---------                          -----


/s/ Lee T. Kranefuss*              Chairman and President
-------------------------------    (Principal Executive Officer) and Trustee
Lee T. Kranefuss


/s/ Michael A. Latham              Secretary and Treasurer
-------------------------------    (Principal Financial Officer)
Michael A. Latham


/s/ Jack S. Euphrat*               Trustee
-------------------------------
Jack S. Euphrat


/s/ W. Rodney Hughes*              Trustee
-------------------------------
W. Rodney Hughes


/s/ Leo Soong*                     Trustee
-------------------------------
Leo Soong


/s/ Mary G.F. Bitterman*           Trustee
-------------------------------
Mary G. F. Bitterman


/s/ Richard K. Lyons*              Trustee
-------------------------------
Richard K. Lyons

April 30, 2003


*   By: /s/ Michael A. Latham
        ---------------------------
        Michael A. Latham
        As Attorney-in-Fact
        April 30, 2003

                                INDEX TO EXHIBITS

(g)(2)   Appendix B to the Custodian Agreement, dated May 2, 2002.

(h)(1)   Administration Agreement, dated August 23, 2002.

(i)(2)   Consent of Morris, Nichols, Arsht & Tunnel.

(j)(1)   Consent of PricewaterhouseCoopers LLP.

(j)(2) Powers of Attorney of Ms. Bitterman and Messrs. Euphrat, Hughes, Soong, Kranefuss and Lyons.